Reverse Acquisition (Schedule of preliminary allocation of fair value of assets and liabilities) (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Assets
Goodwill	$ 834,220	$ 834,220	$ 892,312
FLCR [Member]
Assets
Cash		22,205
Property and equipment		4,209,995
Other		20,716
Other assets		1,511,844
Goodwill		892,312
Total Assets		6,657,072
Liabilities
Accounts payable		208,763
Long-term debt		4,593,851
Short-term debt		799,534
Accrued interest		78,948
Other		83,664
Total Liabilities		5,764,760
Net Assets		892,312
Consideration		58,092
Fair value of noncontrolling interests		834,220
Total Recongnized Identifiable Assets Acquired		$ 892,312